LEASE OBLIGATIONS - Disclosure of lease obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Beginning balance	$ 4,957	$ 3,252
Additions and modifications	1,451	3,145
Interest expense	257	181	$ 286
Lease payments	(1,540)	(1,621)
Ending balance	5,125	4,957	$ 3,252
Current portion	1,180	1,030
Long-term portion	$ 3,945	$ 3,927